Loan Commitments and Other Related Activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	60 days
Construction Loans [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	1 year
Minimum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	1.75%	4.25%
Maturities for fixed rate loan commitments	2 months	3 months
Maximum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	6.50%	6.50%
Maturities for fixed rate loan commitments	30 years	14 years